Convertible Senior Notes - Summary of Carying Amount of the Convertible Notes (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Liability component:
Principal	$ 8,450	¥ 53,848	¥ 48,638
Net carrying amount	8,414	53,625	48,408
Lqiyi Two Thousand Twenty Three Convertible Notes And Two Thousand Twenty Five Convertible Notes And Two Thousand Twenty Six Convertible Notes Collectively [Member]
Liability component:
Principal	2,103	13,403	17,954
Less: unamortized debt discount	118	751	1,275
Net carrying amount	1,985	12,652	16,679
Equity component:
Carrying amount	$ 281	¥ 1,793	¥ 1,744